Income Taxes (Deferred Tax Assets Or Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Assets	$ 152.1	$ 141.3
Liabilities	(328.4)	(336.8)
Valuation allowance	(18.1)	(16.8)
Total deferred taxes assets	134.0	124.5
Net deferred tax liability	(194.4)	(212.3)
Property, plant and equipment
Income Tax Contingency [Line Items]
Assets	17.4	19.1
Liabilities	(81.7)	(84.8)
Inventories
Income Tax Contingency [Line Items]
Assets	2.6	2.3
Liabilities	(21.4)	(22.8)
Accrued expenses
Income Tax Contingency [Line Items]
Assets	68.1	59.9
Liabilities	(6.3)	(4.2)
Net operating losses and other tax carryforwards
Income Tax Contingency [Line Items]
Assets	32.3	31.9
Liabilities	0.0	0.0
Pension cost and other post-retirement benefits
Income Tax Contingency [Line Items]
Assets	22.3	18.2
Liabilities	(0.7)	(0.7)
Intangible assets
Income Tax Contingency [Line Items]
Assets	0.2	0.3
Liabilities	(194.7)	(199.5)
Derivative financial instruments
Income Tax Contingency [Line Items]
Assets	2.4	3.0
Liabilities	(2.4)	(1.7)
Tax on undistributed earnings (primarily from Canada and China)
Income Tax Contingency [Line Items]
Assets	0.0	0.0
Liabilities	(14.8)	(16.8)
Uncertain tax positions
Income Tax Contingency [Line Items]
Assets	1.1	1.4
Liabilities	0.0	0.0
Other
Income Tax Contingency [Line Items]
Assets	5.7	5.2
Liabilities	$ (6.4)	$ (6.3)